Investment in affiliates (Tables)	12 Months Ended
Dec. 31, 2016
Investment in affiliates
Schedule of balances of investment in affiliates

	As of December 31
	2015		2016		2016
	RMB	%	RMB	%	USD	%
Private equity funds that the Company serves as general partner or fund manager	3,443,728		25,655,495		3,695,160
Beijing Juyuan Information Technology Co., Ltd(“Juyuan”)	—		10,186,105	64.0%	1,467,104	64.0%
Shanghai Wuling Investment Center (“Wuling Center”)	10,081,898	1.1%	9,580,813	1.1%	1,379,924	1.1%
Shanghai Changjiang Jupai Business Consulting Co., Ltd(“Changjiang Jupai”)	—		8,606,286	40.0%	1,239,563	40.0%
Shanghai Qihu Financial Information Co., Ltd(“Qihu”)	—		5,647,506	30.0%	813,410	30.0%
Shenzhen Guojinwenying Fund Management Co, Ltd(“Guojinwenying”)	4,556,648	45%	4,626,479	45%	666,352	45%
Shanghai Guochen Equity Management Co., Ltd (“Guochen”)	4,607,703	8.3%	4,343,426	8.3%	625,583	8.3%
Shanghai JupaiHehui Asset Management Co., Ltd. (‘‘Hehui’’)	3,813,934	49%	3,690,738	49%	531,577	49%
Others	8,228,957		13,493,596		1,943,482

Total investments	34,732,868		85,830,444		12,362,155